Business combination (Tables)	12 Months Ended
Dec. 31, 2022
Business combination
Summary of purchase consideration

Cash	$2,600,000
Holdback payable	400,000
Fair value of 1,900,000 common shares of the Company	16,131,000
Total consideration	$19,131,000

Summary of fair value of the identifiable assets and liabilities as at the date of acquisition

Cash	$233,407
Accounts receivable	605,579
Biological assets	200,457
Inventory	904,006
Prepayments	179,597
Intangible assets	24,665,772
Property, plant and equipment, net	12,936,374
Trade and other payables	(3,775,599)
Loans and borrowing	(4,058,030)
Net assets acquired	$31,891,563